ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Jan. 31, 2015
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	Year	Year
	Ended	Ended
	January	January
	31, 2015	31, 2014

Accounts payable	$34,956	$123,834
Accrued professional fees	20,847	46,952
Accrued general liabilities	8,206	39,103
Accrued taxes and related interest	63,687	37,414
	$127,696	$247,303